OTHER FINANCIAL ASSETS (Details) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions	Nov. 26, 2021 USD ($) shares	Nov. 26, 2021 CAD ($) $ / shares shares	Apr. 12, 2021 USD ($)	Apr. 12, 2021 CAD ($) $ / shares	Apr. 15, 2020 USD ($)	Dec. 31, 2021 USD ($)	Apr. 20, 2021	Dec. 31, 2020 USD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Derivative assets (Note 17)						$ 0.0		$ 0.4
Loans and other receivables						22.5		19.7
Investments in equity securities and warrants(i)(ii)(iii)						75.5		71.2
Convertible loan receivable						10.0		11.7
Other financial assets						108.0		103.0
Current						27.0		14.3
Non-current						$ 81.0		$ 88.7
Equinox
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Proceeds from sales of investments other than investments accounted for using equity method					$ 51.2
Ascot Resources Ltd.
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Stock subscription, value			$ 16.5	$ 20.6
Subscription, price per share | $ / shares				$ 0.86
Percentage of voting equity interests acquired	3.99%	3.99%					6.40%
Benchmark Metals Inc.
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Stock subscription, value	$ 6.3	$ 8.0
Subscription, price per share | $ / shares		$ 1.00
Stock subscription, shares issued | shares	8.0	8.0